Note 14 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Note 14 - Commitments And Contingencies Tables
Future minimum payments under capital leases

Future minimum payments under capital leases and non-cancellable operating leases with initial terms of one year or more consisted of the following as of December 31, 2012:

	Capital leases	Operating leases

2013	$ 179	$ 1,033
2014	47	682
2015	30	276
2016	5	187
2017	–	186
Thereafter	–	2,317

Net minimum lease payments	$ 261	$ 4,681

Less: amount representing interest	(18)

Present value of net minimum lease payments	$ 243
Less: non-current portion included in other non-current liabilities	(76)
Current portion included in other current liabilities	$ 167

Rental expense	Rental expense consisted of the following:
	Year ended December 31,
	2010	2011	2012

Rentals under operating leases	$ 937	$ 911	$ 1,196